Derivative financial instruments and hedge accounting - Hedging derivative instruments (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	4,978	5,476
Change in fair value (effective hedge)	€ 632	€ (1,035)
Change in fair value (ineffective hedge)	€ 3	€ 26
Cash flow hedge derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	4,978	5,128
Change in fair value (effective hedge)	€ 632	€ (1,023)
Change in fair value (ineffective hedge)	€ 3	€ 26
Cash flow hedge derivatives | Commodity price risk | Over the counter contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,506	1,753
Change in fair value (effective hedge)	€ 448	€ (524)
Change in fair value (ineffective hedge)	€ 2	€ 13
Cash flow hedge derivatives | Commodity price risk | Futures contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	3,472	3,375
Change in fair value (effective hedge)	€ 184	€ (499)
Change in fair value (ineffective hedge)	€ 1	€ 13
Cash flow hedge derivatives | Other cash flow derivatives
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument		348
Change in fair value (effective hedge)		€ (12)
Cash flow hedge derivatives | Other cash flow derivatives | Other contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument		348
Change in fair value (effective hedge)		€ (12)
Fair value hedge derivatives
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,962	2,024
Change in fair value (effective hedge)	€ (4)	€ 44
Change in fair value (ineffective hedge)		€ 1
Fair value hedge derivatives | Currency risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument		43
Change in fair value (effective hedge)		€ 2
Fair value hedge derivatives | Currency risk | Outright
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument		43
Change in fair value (effective hedge)		€ 2
Fair value hedge derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,962	1,981
Change in fair value (effective hedge)	€ (4)	€ 42
Change in fair value (ineffective hedge)		€ 1
Fair value hedge derivatives | Interest rate risk | Interest rate swap contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,962	1,981
Change in fair value (effective hedge)	€ (4)	€ 42
Change in fair value (ineffective hedge)		€ 1